Income Taxes 7 (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of unrecognized income tax benefits
Unrecognized tax benefits, beginning balance	$ 45,034	$ 39,234	$ 42,129
Additions for tax positions of current year	5,271	5,349	6,687
Additions for tax positions of prior years	179	4,362	4,701
Reduction for tax positions of prior years	(3,517)	(3,855)	(11,237)
Reductions for settlements of tax positions	(12,549)		(2,884)
Reductions for lapses in statutes of limitations	(416)	(56)	(162)
Unrecognized tax benefits, ending balance	$ 34,002	$ 45,034	$ 39,234